Goodwill and Intangible Assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Intangible Assets, Excluding Goodwill
Gross Carrying Amount, Amortizable	$ 2,059	$ 2,037
Accumulated Amortization	1,494	1,615
Gross Carrying Amount, Non-Amortizable	306	290
Intangible asset amortization expense and estimated aggregate amortization expense ($ in millions):
Intangible asset amortization expense	88	91	$ 94
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	88
Estimated aggregate amortization expense, 2017	83
Estimated aggregate amortization expense, 2018	77
Estimated aggregate amortization expense, 2019	71
Estimated aggregate amortization expense, 2020 and thereafter	246
Contracts and related customer relationships
Intangible Assets, Excluding Goodwill
Gross Carrying Amount, Amortizable	1,289	1,400
Accumulated Amortization	993	1,113
Intellectual property
Intangible Assets, Excluding Goodwill
Gross Carrying Amount, Amortizable	761	608
Accumulated Amortization	496	487
Gross Carrying Amount, Non-Amortizable	210	214
Other
Intangible Assets, Excluding Goodwill
Gross Carrying Amount, Amortizable	9	29
Accumulated Amortization	5	15
Gross Carrying Amount, Non-Amortizable	20	0
Franchise rights
Intangible Assets, Excluding Goodwill
Gross Carrying Amount, Non-Amortizable	$ 76	$ 76